Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes
Common Stock

NOTE 4 - COMMON STOCK

Common Stock:

On May 26, 2014, the company performed a 10 for 1 forward split of its common shares. This increased the total outstanding shares of the company to 17,535,000.

The Company issued 2,500,000 shares for cash and services on May 28, 2014

The Company has authorized capital of 500,000,000 common shares at no par value, of which 20,035,000 shares are issued and outstanding as of September 30, 2014.

NOTE 5 - COMMON STOCK AND ISSUANCE

Common Stock:

The Company has authorized 500,000,000 common shares at no par value, of which 17,535,000 shares are issued and outstanding as of December 31, 2013. On July 7, 2014, the company adopted a forward stock split of 10 for 1,  and all presentations, including weighted average and losses per sharein these Financial Statements have been restated for the split.

F9

The following table is a complete list of shareholders of the Company. Opening stock values were arbitrarily set at $0.03 (post split).

	NAME	ADDRESS	Type of Consideration	Value of Assets/Services	Value of Cash	Date	No. of Shares
1	Clifford D. Jett	PO Box 846, Rufus, OR 97050	Services	$60,000.00		1/12/2010	3,000,000
2	John Sprovieri	PO Box 813, Rufus OR 97050	Services	$60,000.00		1/12/2010	3,000,000
2	John Sprovieri	PO Box 813, Rufus OR 97050	Assets	$135,000.00		12/01/2011	6,750,000
3	William Beers	PO Box 825, Rufus OR 97050	Services	$60,000.00		1/12/2010	3,000,000
4	Lynn Komar	61560 Sunny Breeze Lane, Bend OR 97702	Services	$5,000.00		1/12/2010	250,000

5	Kathleen D. Jett	PO Box 846, Rufus, OR 97050	Cash		$200.00	1/21/2010	10,000
6	Mary E Sprovieri	PO Box 813 Rufus OR 97050	Cash		$200.00	2/4/2010	10,000
7	Linda Beers	PO Box 825, Rufus OR 97050	Cash		$200.00	2/4/2010	10,000
8	Robert Tanner	PO Box 54, Grass Valley OR 97029	Cash		$500.00	1/12/2010	25,000
9	Marjorie E. Yarnell	PO Box 6, Rufus OR 97050	Cash		$200.00	1/12/2010	10,000
10	Sharon R. Nolan	PO Box 745, Rufus OR 97050	Cash		$200.00	1/12/2010	10,000
11	Julie Jett Regnell	1126 Olmo Way, Boulder City NV 89005	Cash		$600.00	1/12/2010	30,000
12	Ryan R. Regnell	1126 Olmo Way, Boulder City NV 89005	Cash		$200.00	1/12/2010	10,000
13	Roderick R. Regnell	1126 Olmo Way, Boulder City, NV 89005	Cash		$200.00	1/12/2010	10,000
14	Larry Barngrover	428 S. Lawndale Dr., Spring Creek, NV 89815	Cash		$200.00	1/12/2010	10,000
15	Ryan P. Sharp	PO Box 351, Pendleton, OR 97801-0351	Cash		$200.00	1/12/2010	10,000
16	Daniel J. Hall	PO Box 292,Wasco, OR 97065	Cash		$200.00	1/12/2010	10,000
17	George R. Jett	PO Box 826, Rufus, OR 97050	Cash		$200.00	1/12/2010	10,000
18	Kelly Louise Means	PO Box 12053, Reno, NV 89510	Cash		$200.00	1/12/2010	10,000
19	Jaime Scott McLaughlin	PO Box 12053, Reno, NV 89510	Cash		$200.00	1/12/2010	10,000
20	Linda Randle	6060 Oak St., Anderson, CA 96007	Cash		$200.00	1/20/2010	10,000
21	Jimmy Nelson	353 Centerville Hwy., Lyle, WA 98635	Cash		$200.00	1/20/2010	10,000
22	Michael Nilson	PO Box 518, Lyle, WA 98635	Cash		$200.00	1/20/2010	10,000
23	Doug Bill	101 Jayden Lane Stevenson WA 98648	Cash		$200.00	1/20/2010	10,000
24	Kimberly A. Grimm	PO Box 801, Rufus, OR 97050	Cash		$200.00	1/21/2010	10,000
25	Cory L. Bernard	704 Oak Ave., Hood River, OR 97031	Cash		$200.00	1/21/2010	10,000
26	Kenneth A. Jett	PO Box 846, Rufus, OR 97050	Cash		$200.00	2/4/2010	10,000
27	Rebecca Jones	72233 Blalock Cyn. Rd. Arlington,OR 97812	Cash		$200.00	2/4/2010	10,000
28	Karen A. Johnson	300 Circulo Uno Poco, Rohnert Park, CA	Cash		$200.00	2/4/2010	10,000
29	Jennifer Bain	4804 Gettysburg Rd.,Knoxville, TN 37921	Cash		$200.00	2/4/2010	10,000
30	Elizabeth A Voiles	6200 Hickson Pike, #202, Hickson TN 37343	Cash		$200.00	2/4/2010	10,000
31	Jose M. Guzman	PO Box 703, Rufus, OR 97050	Cash		$200.00	2/4/2010	10,000
32	Christopher Longphre	PO Box 631, Stevenson, WA 98648	Cash		$200.00	2/4/2010	10,000
33	Donald Hilderbrand	PO Box 148, Wasco OR 97065	Cash		$200.00	2/4/2010	10,000
34	Martin J Kelly	PO Box 813 Rufus OR 97050	Cash		$200.00	2/4/2010	10,000
35	John Schmidt	PO Box 1934 Sandy OR 97055	Cash		$200.00	2/4/2010	10,000
36	Joe Hobbs	210 Webber Street, The Dalles OR 97058	Cash		$500.00	2/4/2010	25,000
37	Billy Sullivan	PO Box 614, Hood River OR 97031	Cash		$500.00	2/4/2010	25,000
38	Linda Buchanan	PO Box 825 Rufus OR 97050	Cash		$200.00	2/4/2010	10,000
39	Dan Newbold	30303 Maple Drive, Junction City, OR 97448	Cash		$500.00	2/4/2010	25,000
40	Lee Hall	30325 Maple Dr. Junction City, OR. 97448	Cash		$500.00	2/4/2010	25,000
41	Steven A. Weber	1950 Maple Ave. NE, Salem, OR. 97301	Cash		$200.00	1/12/2010	970,000
42	VAWT Earth Wind and Power	Unit 2393 Sidney, B.C. V8L 3Y3	Services	$19,400.00	-	2/4/2010	25,000

43	Colonial Stock Transfer Co.	66 Exchange Place, Salt Lake City, UT 84111	Services	$3,000.00	-	9/5/2013	100,000
			TOTALS	$342,400.00	$9,300.00		17,535,000